Identification and Activities of the Company and Subsidiaries (Details)	Dec. 31, 2017 Employees	Dec. 31, 2017	Dec. 31, 2016 Employees	Dec. 31, 2016
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,921	115	4,751	105
Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	120		103
Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	1,085		1,038
Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	3,425		3,338
Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	291		272
SQM S.A [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	453		420
SQM S.A [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	43		31
SQM S.A [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	143		119
SQM S.A [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	248		262
SQM S.A [Member] | Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	19		8
Other Subsidiaries [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,468		4,331
Other Subsidiaries [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	77		72
Other Subsidiaries [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	942		919
Other Subsidiaries [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	3,177		3,076
Other Subsidiaries [Member] | Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	272		264